real estate joint ventures and investments in associates - Investment activity (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Related to real estate joint ventures' statements of income and other comprehensive income
Comprehensive income (loss) attributable to us	$ (10)	$ (220)	$ (374)	$ (446)
Real estate joint ventures
Real estate joint ventures carrying amounts
Provision for income taxes of the partners recognized in net income and comprehensive income	0	0	0	0
Real estate joint ventures | Equity
Related to real estate joint ventures' statements of income and other comprehensive income
Comprehensive income (loss) attributable to us	0	1	0	(2)
Valuation provision			3
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us	0		0
Our real estate contributed	0	38	17	114
Deferred gain on our remaining interest in our real estate contributed	0	(19)	(8)	(51)
Cash flows in the current reporting period
Financing costs paid to us	0		0
Funds we advanced or contributed, excluding construction credit facilities	0	3	0	6
Funds repaid to us and earnings distributed			(1)
Real estate joint ventures carrying amounts
Balance, beginning of period	189	96	178	50
Balance, end of period	$ 189	117	$ 189	117
Real estate joint ventures | Loans and receivables
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us		1		3
Cash flows in the current reporting period
Financing costs paid to us		(1)		(3)
Real estate joint ventures carrying amounts
Balance, beginning of period		94		94
Balance, end of period		$ 94		$ 94